Borrowed Funds (Details 1)	Dec. 31, 2023 USD ($)
Total BTFP Advances	$ 44,500,000
April 26, 2024 [Member]
Total BTFP Advances	10,000,000
May 13, 2024 [Member]
Total BTFP Advances	10,000,000
May 17, 2024 [Member]
Total BTFP Advances	6,500,000
December 16, 2024 [Member]
Total BTFP Advances	$ 18,000.000